Inventories - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory write-down	$ 1,194,496	$ 639,679	$ 1,211,131